SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023	Oct. 31, 2023	Oct. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total Revenues	$ 572,937	$ 307,843	$ 997,147	$ 651,874	$ 1,763,451	$ 3,293,293
Research and Development Products [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total Revenues	156,612	80,128	271,166	155,211	574,293	1,072,312
AlloRx Stem Cells to Foreign Third-Party Clinics [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total Revenues	378,382	164,830	655,423	313,113	893,474	1,174,456
Consulting Revenue [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total Revenues		25,000		25,000	25,000	600,000
Infini Vive Products [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total Revenues	34,892	45,850	60,822	120,900	204,414	236,788
Fitore Products [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total Revenues	$ 3,051	$ 17,035	$ 9,736	$ 37,650	$ 66,270	$ 209,737